GOING CONCERN (Details Narrative) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 52,633,084	$ 52,050,190	$ 45,434,694